JPMorgan Opportunistic Equity Long/Short Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 100.3%
Common Stocks — 35.1%
Automobiles — 4.4%
Ferrari NV (Italy)	44	9,355
Tesla, Inc. *	16	14,334
		23,689
Electric Utilities — 7.0%
Constellation Energy Corp.	51	3,330
Exelon Corp. (a)	162	7,538
NextEra Energy, Inc. (a)	316	26,724
		37,592
Health Care Providers & Services — 8.5%
Centene Corp. *	58	5,412
UnitedHealth Group, Inc. (a)	74	40,058
		45,470
Hotels, Restaurants & Leisure — 1.1%
McDonald's Corp.	22	5,694
IT Services — 2.3%
Visa, Inc., Class A	59	12,558
Machinery — 4.1%
Ingersoll Rand, Inc.	115	5,717
PACCAR, Inc. (a)	179	16,363
		22,080
Semiconductors & Semiconductor Equipment — 6.1%
NXP Semiconductors NV (China) (a)	179	32,864
Wireless Telecommunication Services — 1.6%
T-Mobile US, Inc. *	59	8,520
Total Common Stocks (Cost $163,880)		188,467
Exchange-Traded Funds — 10.5%
U.S. Equity — 10.5%
Invesco QQQ Trust 1 (a)	86	27,186
SPDR S&P 500 ETF Trust	71	29,082
Total Exchange-Traded Funds (Cost $53,503)		56,268
Short-Term Investments — 54.7%
Investment Companies — 54.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (b) (c)(Cost $293,482)	293,447	293,477
Total Long Positions (Cost $510,865)		538,212
Short Positions — (38.6)%
Common Stocks — (31.2)%
Automobiles — (0.5)%
Harley-Davidson, Inc.	(74)	(2,787)

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Banks — (0.6)%
Citigroup, Inc.	(61)	(3,147)
Building Products — (0.5)%
Johnson Controls International plc	(44)	(2,356)
Capital Markets — (0.4)%
Coinbase Global, Inc., Class A *	(9)	(581)
Goldman Sachs Group, Inc. (The)	(5)	(1,513)
		(2,094)
Chemicals — (0.3)%
CF Industries Holdings, Inc.	(16)	(1,520)
Communications Equipment — (1.0)%
Cisco Systems, Inc.	(117)	(5,319)
Consumer Finance — (2.3)%
Ally Financial, Inc.	(114)	(3,782)
Capital One Financial Corp.	(29)	(3,200)
Synchrony Financial	(164)	(5,482)
		(12,464)
Health Care Equipment & Supplies — (1.7)%
Boston Scientific Corp. *	(109)	(4,457)
Stryker Corp.	(21)	(4,614)
		(9,071)
Health Care Providers & Services — (0.4)%
HCA Healthcare, Inc.	(10)	(2,210)
Household Durables — (1.3)%
Newell Brands, Inc.	(91)	(1,828)
Whirlpool Corp.	(30)	(5,262)
		(7,090)
Household Products — (4.2)%
Kimberly-Clark Corp.	(61)	(8,021)
Procter & Gamble Co. (The)	(103)	(14,414)
		(22,435)
Industrial Conglomerates — (3.3)%
General Electric Co.	(235)	(17,387)
Internet & Direct Marketing Retail — (1.2)%
Wayfair, Inc., Class A *	(123)	(6,611)
Machinery — (2.7)%
Parker-Hannifin Corp.	(50)	(14,623)
Professional Services — (1.4)%
ManpowerGroup, Inc.	(98)	(7,668)
Semiconductors & Semiconductor Equipment — (1.8)%
Intel Corp.	(37)	(1,320)

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Micron Technology, Inc.	(116)	(7,195)
NVIDIA Corp.	(7)	(1,311)
		(9,826)
Specialty Retail — (2.3)%
Burlington Stores, Inc. *	(36)	(5,034)
Carvana Co. *	(65)	(1,896)
Signet Jewelers Ltd.	(85)	(5,198)
		(12,128)
Technology Hardware, Storage & Peripherals — (5.3)%
Apple, Inc.	(127)	(20,578)
Seagate Technology Holdings plc	(99)	(7,920)
		(28,498)
Total Common Stocks (Proceeds $(164,865))		(167,234)
Exchange-Traded Funds — (7.4)%
U.S. Equity — (7.4)%
iShares Russell 1000 ETF	(115)	(25,983)
iShares Russell 2000 ETF	(75)	(14,085)
Total Exchange-Traded Funds (Proceeds $37,100)		(40,068)
Total Short Positions (Proceeds $(201,965))		(207,302)
Total Investments — 61.7% (Cost $308,900)		330,910
Other Assets Less Liabilities — 38.3%		205,478
Net Assets — 100.0%		536,388

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $90,215.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds ("ETFs") (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$538,212	$—	$—	$538,212
Total Liabilities for Securities Sold Short (a)	$(207,302)	$—	$—	$(207,302)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (a) (b)	$119,946	$2,159,960	$1,986,303	$(120)	$(6)	$293,477	293,447	$1,071	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.